Subsequent events (Details) $ / shares in Units, $ in Thousands	May 05, 2022 $ / shares	Apr. 04, 2022 USD ($) MW	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Dividends Approved [Abstract]
Investments accounted for using equity method			$ 285,029	$ 294,581
Subsequent Events [Member]
Dividends Approved [Abstract]
Dividend declaration date	May 05, 2022
Dividend approved (in dollars per share) | $ / shares	$ 0.44
Dividend approved expected date to be paid	Jun. 15, 2022
Italy PV4 [Member] | Subsequent Events [Member]
Dividends Approved [Abstract]
Installed capacity | MW		3.6
Investments accounted for using equity method		$ 3,700